Shareholders' Equity (Details) - USD ($)		12 Months Ended
	Dec. 10, 2019	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Textual)
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Issuance of representative shares		$ 869
Aggregate shares outstanding	70,000
Class A Ordinary Shares [Member]
Stockholders' Equity (Textual)
Ordinary stock, par value		$ 0.0001	$ 0.0001
Ordinary stock, shares authorized		200,000,000	200,000,000
Ordinary stock, shares issued		1,413,205	1,359,487
Ordinary stock, shares outstanding		1,413,205	1,359,487
Redemption, shares		6,636,795	6,690,513
Class A ordinary shares aggregate converted basis		20.00%
Common Class B [Member]
Stockholders' Equity (Textual)
Ordinary stock, par value		$ 0.0001	$ 0.0001
Ordinary stock, shares authorized		20,000,000	20,000,000
Ordinary stock, shares issued		2,082,500	2,082,500
Ordinary stock, shares outstanding		2,082,500	2,082,500